Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock
Schedule of loss per share

The following table represents the Company’s loss per share for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Numerator:
Net loss attributable to controlling interests	$(15,882,522)	$(22,482,813)	$(53,299,432)	$(37,326,897)

Denominator:
Weighted average basic shares outstanding	27,928,342	25,276,878	27,574,641	25,138,698
Effect of dilutive shares	—	—	—	—
Weighted average diluted shares	27,928,342	25,276,878	27,574,641	25,138,698

Basic loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)
Diluted loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)

The following table represents the Company’s loss per share for the three months and year ended December 31:

	Year Ended
	2024	2023	2022
Numerator:
Net income (loss) attributable to controlling interests	$(89,795,494)	$9,163,794	$(13,710,708)

Denominator:
Weighted average basic shares outstanding	25,791,117	24,775,858	24,264,683
Effect of dilutive shares	—	1,153,388	—
Weighted average diluted shares	25,791,117	25,929,246	24,264,683

Basic gain (loss) per share	$(3.482)	$0.370	$(0.565)
Diluted gain (loss) per share	$(3.482)	$0.353	$(0.565)

Schedule of outstanding potentially dilutive securities that have been excluded in the calculation of diluted loss per share

	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Stock options to purchase common stock	3,053,407	1,617,912	2,860,817	1,596,761
Convertible securities to acquire common stock	156,465	—	156,465	—
Warrants to purchase common stock	30,525	—	30,525	—
Total outstanding potentially dilutive securities	3,240,397	1,617,912	3,047,807	1,596,761